JENNISONDRYDEN OPPORTUNITY FUNDS
100 Mulberry Street, Gateway Center Three
Newark, NJ 07102

February 1, 2010

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

Re:           Rule 485(a) Filing for JennisonDryden Opportunity Funds
Securities Act File No. 333-95849

Investment Company Act File No. 811-09805

To the Securities and Exchange Commission:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant.  This Post-Effective Amendment designates April 23, 2010 as its effective date under Rule 485(a)(2).

The purpose of this filing is to (i) create a third series of  Registrant, the Prudential Jennison Market Neutral Fund, and (ii) file the initial summary prospectus for each of the two existing series of Registrant, which are Jennison Select Growth Fund and Dryden Strategic Value Fund.  Registrant will file a post-effective amendment under Rule 485(b) on April 23, 2010 for the purpose of updating the financial statements of Registrant’s two existing series to fiscal year-end February 28, 2010.

Separately, and as previously disclosed in a supplement to Registrant’s prospectus and statement of additional information filed December 16, 2009,  the JennisonDryden fund family will be re-named as the Prudential Investments fund family effective February 16, 2010.  The Jennison-named funds will continue to carry the Jennison name as “Prudential Jennison.”  Dryden and JennisonDryden-named funds will be renamed “Prudential.”   This filing reflects the new naming convention, with Jennison Select Growth Fund renamed as Prudential Jennison Select Growth Fund and Dryden Strategic Value Fund renamed as Prudential Strategic Value Fund.  In addition, effective February 16, 2010, Registrant will be renamed as Prudential Investment Portfolios 3.

Please direct any questions regarding this filing to the undersigned at (973) 367-1495. Thank you for your attention to this filing.

Sincerely,

/s/ Katherine P. Feld
Katherine P. Feld